Taxes on Income (Items Recorded in Equity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Actuarial gains from defined benefit plan	$ (8)	$ (8)	$ (12)
Change in fair value of hedging derivatives	(2)	(4)	4
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	27	(9)	(11)
Tax recorded in other comprehensive income	$ 17	$ (21)	$ (19)